Other Payables - Schedule of Other Payables (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Schedule of Other Payables [Abstract]
Employees and payroll accruals	€ 562		€ 389
Provision for Legal Claims	53		515
Government authorities	279		642
Deferred revenues	2,045		902
Accrued expenses connected to Manara PSP	4,852		2,984
Accrued interest on Debentures	2,093		2,070
Other accrued expenses	6,749		2,864
Income tax payables	512		530
Total	€ 17,145	$ 20,131	€ 10,896